Equity	6 Months Ended
Dec. 31, 2024
Equity
Equity

Note 9 – Equity

Refer to Note 14 of the Company’s annual financial statements in the Form 20-F for the year ended June 30, 2024, for additional details on shareholders’ equity, including authorized shares, warrants and share-based compensation plans.

Restricted Shares Issued for Compensation

The Company entered into an employment agreement with Lucas Wang for the position of Chief Executive Officer. The employment agreement is from April 27, 2022 to April 26, 2025, with an annual compensation of $240,000, bonus as determined by the board of directors, and equity awards of a total of 1,896,066 (63,202 after Reverse Share Split) ordinary shares, with 632,022 (21,068 after Reverse Share Split) ordinary shares vested at the time of signing the agreement and the rest vesting quarterly from April 2023 to January 2025. The 21,068 shares were valued at $0.855 ($25.65 after Reverse Share Split) per share using the closing price on June 9, 2022 with total consideration of $540,379 recognized in the year ended June 30, 2022. The 158,005 (5,267 after Reverse Share Split) shares were valued at $0.1703 ($5.109 after Reverse Share Split) per share using the closing price on April 27, 2023 with total consideration of $26,909 recognized in the year ended June 30, 2023. A total of 10,534 shares valued at an average $1.595 per share with a total consideration of $16,802 was issued to Lucas Wang in the year ended June 30, 2024. On April 10, 2024, Lucas Wang resigned as the Chief Executive Officer, the Chairman of the Board and a director of the Company and, in his place, Jinghai Jiang, the current Chief Operating Officer of the Company, has been appointed the Chief Executive Officer, the Chairman of the Board and a director of the Company until the Company’s next annual meeting of shareholders and until his successor is duly elected and qualified, or until his earlier death, resignation or removal. The unvested shares were forfeited when he resigned from the Company.

The Company entered into an employment agreement with Jiaming Li for the position of President. The employment agreement is effective from December 6, 2021 to November 30, 2024, with an annual compensation of $240,000, bonus as determined by the board of directors, and equity awards of a total of 1,422,049 (47,402 after Reverse Share Split) ordinary shares, with 474,016 (15,801 after Reverse Share Split) ordinary shares vested at the time of signing the agreement and the rest vesting quarterly from April 2023 to January 2025. The 15,801 shares were valued at $0.855 ($25.65 after Reverse Share Split) per share using the closing price on June 9, 2022 with total consideration of $405,296 recognized in the year ended June 30, 2022. The 118,504 (3,951 after Reverse Share Split) shares were valued at $0.1703 ($5.108 after Reverse Share Split) per share using the closing price on April 27, 2023 with total consideration of $20,181 recognized in the year ended June 30, 2023. A total of 7,902 shares valued at an average $1.595 per share with a total consideration of $12,604 was issued to Jiaming Li in the year ended June 30, 2024. On November 27, 2023, Jiaming Li tendered his resignation as the President of the Company. The Board of the Company passed a resolution to issue the remaining unvested shares to Jiaming Li and will only be issued upon written notice.

The Company entered into an employment agreement with Jingjing Han for the position of Head of Human Resources and Investors Relationship. The employment agreement is effective from December 6, 2021 to November 30, 2024, with an annual compensation of $240,000, bonus as determined by the board of directors, and equity awards of a total of 1,422,049 (47,402 after Reverse Share Split) ordinary shares, with 474,016 (15,801 after Reverse Share Split) ordinary shares vested at the time of signing the agreement and the rest vesting quarterly from April 2023 to January 2025. The 15,801 shares were valued at $0.855 ($25.65 after Reverse Share Split) per share using the closing price on June 9, 2022 with total consideration of $405,296 recognized in the year ended June 30, 2022. The 118,504 (3,951 after Reverse Share Split) shares were valued at $0.1703 ($5.108 after Reverse Share Split) per share using the closing price on April 27, 2023 with total consideration of $20,181 recognized in the year ended June 30, 2023. A total of 15,804 shares valued at an average $2.77 per share with a total consideration of $43,824 was issued to Jingjing Han in the year ended June 30, 2024. Jingjing Han has resigned from the Company and as of her resignation date, there were no unvested shares.

The summary of restricted share grants is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

Weighted
Average
		Grant Date	Aggregate
		Fair Value	Intrinsic
	Shares	Per Share	Value
Unvested as of June 30, 2022	—	$—	$—
Granted	13,169	$5.11	$—
Forfeited	—	$—	$—
Vested	(13,169)	$5.11	$—
Unvested as of June 30, 2023	—	$—	$—
Granted	60,575	$2.14	$—
Forfeited	(26,335)	$2.14	$—
Vested	(34,240)	$2.14	$—
Unvested as of June 30, 2024	—	$—	$—
Granted	—	$—	$—
Forfeited	—	$—	$—
Vested	—	$—	$—
Unvested as of December 31, 2024 (unaudited)	—	$—	$—

(1)	Warrants

The summary of warrant activity is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

				Weighted	Average
				Average	Remaining
	Warrants		Exercisable	Exercise	Contractual
	Outstanding		Shares	Price	Life
June 30, 2022	1,254,441		1,254,441	$29.91	4.76
Granted/Acquired	4,523,333		4,523,333	$1.3552	7.00
Forfeited	—		—	$—	—
Exercised	—		—	$—	—
June 30, 2023	5,777,774		5,777,774	$7.55	3.89
Granted/Acquired	1,070,719		1,070,719	$5.44	7.00
Cancellation (see Note 8)	(500,000)		(500,000)	$—	—
Exercised	(850,000)		(850,000)	$1.3552	—
June 30, 2024	5,498,493		5,498,493	$7.22	3.06
Granted/Acquired	—		—	$—	—
Forfeited	(156)		(156)	$90.00	—
Exercised	(1,228,000)	*	(1,228,000)	$—	—
December 31, 2024 (unaudited)	4,270,337		4,270,337	$7.22	5.23

*The 1,228,000 warrants were exercised into 708,424 ordinary shares on the cashless basis during the six months ended December 31, 2024.